Employee Benefits - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Defined Benefit Plans [Line Items]
Sensitivity analysis	Sensitivity to significant actuarial assumptions is computed by varying one actuarial assumption used for the valuation of the defined benefit obligation and keeping all other actuarial assumptions constant. In practice, this is not probable, and changes in some of the assumptions may be correlated.
Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Actual return	$ 20	$ 17	$ 17
Expected contribution to pension	43
Amount contributed under benefit plan	39	37	34
Pension
Disclosure Of Defined Benefit Plans [Line Items]
Actual return	9	4	(10)
Expected contribution to pension	5
Amount contributed under benefit plan	6	2	5
Superannuation
Disclosure Of Defined Benefit Plans [Line Items]
Defined contribution plans	61	62	60
Provident Fund
Disclosure Of Defined Benefit Plans [Line Items]
Amount contributed under benefit plan	156	$ 152	$ 148
Impact of defined benefit obligation from 0.25% increase in expected rate of returns on plan assets	$ 15
Percentage of increase/decrease in expected rate of returns on plan assets that impact defined benefit obligation by $12 million and $15 million	0.25%